Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	27,513	71,983	82,243
Fulfillment	425,706	418,895	440,167
Marketing	135,749	190,499	258,860
Research and development	670,612	1,162,579	1,340,317
General and administrative	1,520,482	1,816,033	1,573,368

Total	2,780,062	3,659,989	3,694,955

Service-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2017	82,847,816	11.97
Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited or cancelled	(6,246,436)	13.42

Unvested as of December 31, 2017	106,045,892	13.77

Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited or cancelled	(11,795,682)	15.16

Unvested as of December 31, 2018	118,496,092	15.58

Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35

Schedule of service-based share options activity

	Number of S hare O ptions	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2017	21,659,016	6.23	7.3	142,433
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—

Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327

Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—

Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658

Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52
Expired	—

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	114,720

Vested and expected to vest as of December 31, 2019	10,038,113	6.29	4.2	113,679
Exercisable as of December 31, 2019	9,129,940	5.72	4.1	108,594

Performance-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of January 1, 2017	310,002	6.33
Granted	—	—
Vested	(96,516)	6.33
Forfeited or cancelled	—	—

Unvested as of December 31, 2017	213,486	6.33

Granted	—	—
Vested	(103,788)	6.33
Forfeited or cancelled	(30,152)	6.33

Unvested as of December 31, 2018	79,546	6.33

Granted	—	—
Vested	(39,772)	6.33
Forfeited or cancelled	(19,888)	6.33

Unvested as of December 31, 2019	19,886	6.33